Exceptional items (Tables)	6 Months Ended
Dec. 31, 2019
Exceptional Items [Abstract]
Schedule of exceptional items

	Six months ended 31 December 2019	Six months ended 31 December 2018
	£ million	£ million
Items included in operating profit
Impairment of Old Tavern brand	(59)	—
Guaranteed minimum pension equalisation	—	(21)
	(59)	(21)
Non-operating items
Acquisition/sale of businesses
Step up acquisitions	8	—
Loss on the expected sale of United National Breweries	(7)	(8)
Loss on disposal of associate	(1)	—
Portfolio of 19 brands	—	154
	—	146
Exceptional items before taxation	(59)	125
Items included in taxation
Tax on exceptional operating items	14	4
Tax on exceptional non-operating items	—	(34)
	14	(30)
Total exceptional items	(45)	95
Attributable to:
Equity shareholders of the parent company	(25)	95
Non-controlling interests	(20)	—
Total exceptional items	(45)	95